UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 EIGHTH AVENUE, NEW YORK, NEW YORK 10018

(Address of principal executive offices) (Zip code)

Marc De Oliveira

100 First Stamford Place, 6th Floor

Stamford, Connecticut 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: Multiple fiscal year ends

Date of reporting period: July 1, 2022 - June 30, 2023

Item 1. Proxy Voting Record

There were no proxies voted on behalf of Western Asset California Municipals Fund, Western Asset Emerging Markets Debt Fund, Western Asset Global High Yield Bond Fund, Western Asset Intermediate Maturity California Municipals Fund, Western Asset Intermediate Maturity New York Municipals Fund, Western Asset Intermediate-Term Municipals Fund, Western Asset Managed Municipals Fund, Western Asset Massachusetts Municipals Fund, Western Asset Mortgage Total Return Fund, Western Asset Municipal High Income Fund, Western Asset New Jersey Municipals Fund, Western Asset New York Municipals Fund, Western Asset Oregon Municipals Fund, Western Asset Pennsylvania Municipals Fund, Western Asset Short Duration Municipal Income Fund, Western Asset Short-Term Bond Fund and Western Asset Ultra-Short Income Fund.

On November 18, 2022, Western Asset Global High Yield Bond Fund merged into Western Asset High Yield Fund, a series of Western Asset Funds, Inc.

On July 7, 2023, Western Asset Emerging Markets Debt Fund liquidated.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-04254
Reporting Period: 07/01/2022 - 06/30/2023
Legg Mason Partners Income Trust

=================== Western Asset California Municipals Fund ===================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

====================== Western Asset Corporate Bond Fund =======================

LINCOLN NATIONAL CORPORATION

Ticker:       LNCPRD         Security ID:  534187BR9
Meeting Date: MAY 23, 2023   Meeting Type: ANNUAL
Record Date:  MAR 20, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a.   Election of Director for a one-year     For       For          Management
      term expiring at the 2024 Annual
      Meeting: Deirdre P. Connelly
1b.   Election of Director for a one-year     For       For          Management
      term expiring at the 2024 Annual
      Meeting: Ellen G. Cooper
1c.   Election of Director for a one-year     For       For          Management
      term expiring at the 2024 Annual
      Meeting: William H. Cunningham
1d.   Election of Director for a one-year     For       For          Management
      term expiring at the 2024 Annual
      Meeting: Reginald E. Davis
1e.   Election of Director for a one-year     For       For          Management
      term expiring at the 2024 Annual
      Meeting: Eric G. Johnson
1f.   Election of Director for a one-year     For       For          Management
      term expiring at the 2024 Annual
      Meeting: Gary C. Kelly
1g.   Election of Director for a one-year     For       For          Management
      term expiring at the 2024 Annual
      Meeting: M. Leanne Lachman
1h.   Election of Director for a one-year     For       For          Management
      term expiring at the 2024 Annual
      Meeting: Dale LeFebvre
1i.   Election of Director for a one-year     For       For          Management
      term expiring at the 2024 Annual
      Meeting: Janet Liang
1j.   Election of Director for a one-year     For       For          Management
      term expiring at the 2024 Annual
      Meeting: Michael F. Mee
1k.   Election of Director for a one-year     For       For          Management
      term expiring at the 2024 Annual
      Meeting: Lynn M. Utter
2.    The ratification of the appointment of  For       For          Management
      Ernst & Young LLP as the independent
      registered public accounting firm for
      2023.
3.    The approval of an advisory resolution  For       For          Management
      on the compensation of our named
      executive officers.
4.    Respond to an advisory proposal         For       For          Management
      regarding the frequency (every one,
      two or three years) of future advisory
      resolutions on the compensation of our
      named executive officers.
5.    The approval of an amendment to the     For       For          Management
      Lincoln National Corporation 2020
      Incentive Compensation Plan.
6.    Shareholder proposal to amend our       For       For          Management
      governing documents to provide an
      independent chair of the board.
7.    Shareholder proposal to require         For       For          Management
      shareholder ratification of executive
      termination pay.

--------------------------------------------------------------------------------

LINCOLN NATIONAL CORPORATION

Ticker:       LNCPRD         Security ID:  534187885
Meeting Date: MAY 23, 2023   Meeting Type: ANNUAL
Record Date:  MAR 20, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a.   Election of Director for a one-year     For       For          Management
      term expiring at the 2024 Annual
      Meeting: Deirdre P. Connelly
1b.   Election of Director for a one-year     For       For          Management
      term expiring at the 2024 Annual
      Meeting: Ellen G. Cooper
1c.   Election of Director for a one-year     For       For          Management
      term expiring at the 2024 Annual
      Meeting: William H. Cunningham
1d.   Election of Director for a one-year     For       For          Management
      term expiring at the 2024 Annual
      Meeting: Reginald E. Davis
1e.   Election of Director for a one-year     For       For          Management
      term expiring at the 2024 Annual
      Meeting: Eric G. Johnson
1f.   Election of Director for a one-year     For       For          Management
      term expiring at the 2024 Annual
      Meeting: Gary C. Kelly
1g.   Election of Director for a one-year     For       For          Management
      term expiring at the 2024 Annual
      Meeting: M. Leanne Lachman
1h.   Election of Director for a one-year     For       For          Management
      term expiring at the 2024 Annual
      Meeting: Dale LeFebvre
1i.   Election of Director for a one-year     For       For          Management
      term expiring at the 2024 Annual
      Meeting: Janet Liang
1j.   Election of Director for a one-year     For       For          Management
      term expiring at the 2024 Annual
      Meeting: Michael F. Mee
1k.   Election of Director for a one-year     For       For          Management
      term expiring at the 2024 Annual
      Meeting: Lynn M. Utter
2.    The ratification of the appointment of  For       For          Management
      Ernst & Young LLP as the independent
      registered public accounting firm for
      2023.
3.    The approval of an advisory resolution  For       For          Management
      on the compensation of our named
      executive officers.
4.    Respond to an advisory proposal         For       For          Management
      regarding the frequency (every one,
      two or three years) of future advisory
      resolutions on the compensation of our
      named executive officers.
5.    The approval of an amendment to the     For       For          Management
      Lincoln National Corporation 2020
      Incentive Compensation Plan.
6.    Shareholder proposal to amend our       For       For          Management
      governing documents to provide an
      independent chair of the board.
7.    Shareholder proposal to require         For       For          Management
      shareholder ratification of executive
      termination pay.

=================== Western Asset Emerging Markets Debt Fund ===================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================== Western Asset Global High Yield Bond Fund ===================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========================== Western Asset Income Fund ===========================

BERRY CORPORATION

Ticker:       BRY            Security ID:  08579X101
Meeting Date: MAY 23, 2023   Meeting Type: ANNUAL
Record Date:  MAR 31, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Renee Hornbaker                         For       For          Management
1.2   Anne Mariucci                           For       For          Management
1.3   Don Paul                                For       For          Management
1.4   Rajath Shourie                          For       For          Management
1.5   A. Trem Smith                           For       For          Management
2     Ratify the selection of KPMG LLP as     For       For          Management
      the Company's independent registered
      public accounting firm for the fiscal
      year ending December 31, 2023.

--------------------------------------------------------------------------------

COOPERATIEVE RABOBANK U.A.

Ticker:       RABOBK         Security ID:  XS1002121454
Meeting Date: MAY 16, 2023   Meeting Type: Bond Meeting
Record Date:  MAY 05, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
2     RECEIVE ANNOUNCEMENTS AND MINUTES OF    For       Abstain      Management
      THE MAY 24, 2022 MEETING
3     APPROVE REPORT ON RABOBANK              For       Abstain      Management
      CERTIFICATES AND ACTIVITIES OF THE
      STAK IN 2022
4     RECEIVE EXPLANATION ON RABOBANK'S RISK  For       Abstain      Management
      AND COMPENSATION POLICY AND ANNUAL
      FIGURES 2022

========== Western Asset Intermediate Maturity California Municipals  ==========
==========                            Fund                            ==========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========= Western Asset Intermediate Maturity New York Municipals Fund =========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=============== Western Asset Intermediate-Term Municipals Fund ================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

==================== Western Asset Managed Municipals Fund =====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================= Western Asset Massachusetts Municipals Fund ==================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=================== Western Asset Mortgage Total Return Fund ===================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=================== Western Asset Municipal High Income Fund ===================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=================== Western Asset New Jersey Municipals Fund ===================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

==================== Western Asset New York Municipals Fund ====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

===================== Western Asset Oregon Municipals Fund =====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================== Western Asset Pennsylvania Municipals Fund ==================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================ Western Asset Short Duration High Income Fund =================

BERRY CORPORATION

Ticker:       BRY            Security ID:  08579X101
Meeting Date: MAY 23, 2023   Meeting Type: ANNUAL
Record Date:  MAR 31, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Renee Hornbaker                         For       For          Management
1.2   Anne Mariucci                           For       For          Management
1.3   Don Paul                                For       For          Management
1.4   Rajath Shourie                          For       For          Management
1.5   A. Trem Smith                           For       For          Management
2     Ratify the selection of KPMG LLP as     For       For          Management
      the Company's independent registered
      public accounting firm for the fiscal
      year ending December 31, 2023.

--------------------------------------------------------------------------------

CHORD ENERGY CORPORATION

Ticker:       CHRD           Security ID:  674215207
Meeting Date: APR 26, 2023   Meeting Type: ANNUAL
Record Date:  MAR 09, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a.   Election of Director to serve until     For       For          Management
      the 2024 Annual Meeting: Douglas E.
      Brooks
1b.   Election of Director to serve until     For       For          Management
      the 2024 Annual Meeting: Daniel E.
      Brown
1c.   Election of Director to serve until     For       For          Management
      the 2024 Annual Meeting: Susan M.
      Cunningham
1d.   Election of Director to serve until     For       For          Management
      the 2024 Annual Meeting: Samantha F.
      Holroyd
1e.   Election of Director to serve until     For       For          Management
      the 2024 Annual Meeting: Paul J. Korus
1f.   Election of Director to serve until     For       For          Management
      the 2024 Annual Meeting: Kevin S.
      McCarthy
1g.   Election of Director to serve until     For       For          Management
      the 2024 Annual Meeting: Anne Taylor
1h.   Election of Director to serve until     For       For          Management
      the 2024 Annual Meeting: Cynthia L.
      Walker
1i.   Election of Director to serve until     For       For          Management
      the 2024 Annual Meeting: Marguerite N.
      Woung- Chapman
2     To ratify the selection of              For       For          Management
      PricewaterhouseCoopers LLP as the
      Company's independent registered
      public accounting firm for 2023.
3     To approve, on an advisory basis, the   For       For          Management
      compensation of our named executive
      officers as disclosed in the Proxy
      Statement.
4     To approve, on an advisory basis, the   1 Year    1 Year       Management
      frequency of future executive
      compensation advisory votes.

============== Western Asset Short Duration Municipal Income Fund ==============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

====================== Western Asset Short-Term Bond Fund ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

==================== Western Asset Ultra-Short Income Fund =====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust President and Chief Executive Officer

Date: August 18, 2023